Other long-term liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-financial liabilities [Line Items]
Amount in escrow account	$ 8.0
Provision for adjustment	14.5
Provision for maintenance	3.0	$ 4.5
Trust fund	$ 3.1